Financial instruments	6 Months Ended
Jun. 30, 2020
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
5. Financial instruments
Fair value by hierarchy
The following table illustrates the three hierarchical levels for valuing financial instruments at fair value as of June 30, 2020 and December 31, 2019. For additional information on the hierarchies and other matters, please refer to the Consolidated Financial Statements in the 2019 Annual Report, published on January 29, 2020.
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2020	Dec 31, 2019	Jun 30, 2020	Dec 31, 2019	Jun 30, 2020	Dec 31, 2019	Jun 30, 2020	Dec 31, 2019

Marketable securities
Debt securities			24	24			24	24

Fund investments	33	37					33	37

Total marketable securities	33	37	24	24			57	61

Derivative financial instruments			136	102			136	102

Total marketable securities and derivative financial instruments	33	37	160	126			193	163

Long-term financial investments
Debt and equity securities	904	976			539	581	1 443	1 557

Fund investments					235	233	235	233

Contingent consideration receivables					444	399	444	399

Total long-term financial investments	904	976			1 218	1 213	2 122	2 189

Associated companies at fair value through profit or loss					175	186	175	186

Contingent consideration payables					– 1 039	– 1 036	– 1 039	– 1 036

Other financial liabilities					– 20	– 29	– 20	– 29

Derivative financial instruments			– 126	– 185			– 126	– 185

Total financial liabilities at fair value			– 126	– 185	– 1 059	– 1 065	– 1 185	– 1 250

During the first half of 2020, there were no significant transfers from one level to the other and no significant transactions associated with level 3 financial instruments. During the second quarter of 2020, there were two non-significant transfers of equity securities from level 3 to level 1 for USD 26 million due to Initial Public Offerings.
The fair value of straight bonds amounted to USD 27.7 billion at June 30, 2020 (USD 23.7 billion at December 31, 2019) compared to the balance sheet value of USD 25.2 billion at June 30, 2020 (USD 22.2 billion at December 31, 2019). For all other financial assets and liabilities, the carrying amount is a reasonable approximation of the fair value. The carrying amount of financial assets included in the line total long-term financial investments of USD 2.1 billion at June 30, 2020 (USD 2.2 billion at December 31, 2019) is included in line “Financial and other non-current assets” of the consolidated balance sheets.
In accordance with the consolidated foundations Alcon Inc. share divestment plans, Alcon Inc. shares with a fair value of USD 287 million were sold, or otherwise disposed of, in the first half of 2020 and the USD 16 million gain on disposal was transferred from other comprehensive income to retained earnings (second quarter : nil).
The Group’s exposure to financial risks has not changed significantly during the period and there have been no major changes to the risk management department or in any risk management policies.
Non-current financial debt – issuance of bonds
On February 11, 2020, Novartis issued the following straight bonds:
Coupon	Currency	Nominal amount (USD millions)	Maturity year	Issuer	Issue price	Carrying value Jun 30, 2020 (USD millions)

1.75%	USD	1 000	2025	Novartis Capital Corporation, New York, United States	99.852%	996

2.00%	USD	1 250	2027	Novartis Capital Corporation, New York, United States	99.909%	1 245

2.20%	USD	1 500	2030	Novartis Capital Corporation, New York, United States	99.869%	1 492

2.75%	USD	1 250	2050	Novartis Capital Corporation, New York, United States	97.712%	1 213